UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22103
SPA ETF Trust
(Exact name of Registrant as specified in charter)
12 East 49th Street Tower 49
New York, NY 10017
(Address of principal executive offices) (Zip code)
Antony P. Drain
SPA ETF Inc
12 East 49th Street Tower 49
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-663-1595
Date of fiscal year end: September 30
Date of reporting period: October 12, 2007 — September 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.

spa-etf.com

SPA ETF Trust

Annual Report
September 30, 2008

Shareholder Letter (Unaudited)

Dear Shareholder,

We are pleased to present the first annual report for the SPA ETF Trust. This report covers the period from the inception of the six SPA MarketGrader Funds on October 12, 2007 through September 30, 2008.

The past year has been marked by extreme volatility and negative performance and it has been a difficult year for U.S. equity indices. The MarketGrader Indices are among those pushed lower by global economic conditions.

Over the past year, we have strived to increase the visibility of the Funds and to build and maintain a presence within the ETF market. Despite current negative conditions and returns, we believe that the Funds are well positioned to take advantage of interest in fundamentally driven investing as well as providing the transparency, diversification and tax advantages inherent in the ETF structure.

The Trust anticipates listing additional SPA MarketGrader Index Funds as market conditions dictate, which, if and when listed, will serve to further raise awareness of the SPA ETF Trust and the MarketGrader Index Methodology.

In uncertain economic times such as these, we feel it is important to consider investment objectives and risk tolerance as carefully as ever, and we feel that the SPA MarketGrader Funds are an effective and transparent tool to gain exposure to fundamentally strong domestic equities. We look forward to acting in the continued service of our shareholders in the year to come.

Thank you for investing in the SPA ETF Trust.
Sincerely,

Antony Peter Drain
President
September 30, 2008

The views in this report were those of the President as of September 30, 2008 and may not reflect his views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments in the Fund and do not constitute investment advice.

The Funds are subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Fund. The Funds may invest in foreign securities which involve certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may also invest in small and medium sized companies which involve greater risk than is customarily associated with investing in more established companies. The Funds’ performance figures include the reinvestment of dividends and capital gains. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. One cannot invest directly in an index.

Management’s Discussion and Analysis (Unaudited)

SPA MarketGrader 40 Fund (SFV)

The reporting period has been one marked by high volatility and a down market. During the reporting period, the SPA MarketGrader 40 Fund was affected by adverse market conditions across most sectors. The unwinding of credit and deleveraging of financial institutions, and the accompanying price depreciation pushed many equity indices into negative territory for the period. Although most of the MarketGrader Indices suffered from their overweight position in energy as the price of oil collapsed, the MarketGrader 40 Index suffered the most because of its much greater allocation to this sector. Additionally, the Fund’s exposure to the financial sector during the recent financial turmoil contributed to negative results. The Fund was also affected by exposure to basic materials, which declined in the period as a partial result of declines in commodity prices.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)

Index
MarketGrader 40 Index	(32.44)%
S&P 500 Index	(23.78)%
Fund
NAV Return	(34.88)%
Market Price	(34.22)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund.

Management’s Discussion and Analysis (continued) (Unaudited)

Index returns shown include the reinvestment of dividends. The MarketGrader 40 Index is composed of 40 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced quarterly. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader 40 Index became publicly available on May 1, 2003. One cannot invest directly in an index.

Management’s Discussion and Analysis (continued) (Unaudited)

SPA MarketGrader 100 Fund (SIH)

The reporting period was characterized by high volatility and negative returns. The unwinding of credit and deleveraging of financial institutions, and the accompanying price depreciation pushed many equity indices into negative territory for the period. During the reporting period, the Fund suffered due to exposure to the energy and financial sectors, as well as a heavy weighting in basic materials, which declined with commodity prices during the second half of the reporting period.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)

Index
MarketGrader 100 Index	(26.83)%
S&P 500 Index	(23.78)%
Fund
NAV Return	(30.08)%
Market Price	(25.72)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund. Index returns shown include the reinvestment of dividends. The MarketGrader 100 Index is composed of 100 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced semi-annually. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader 100 Index became publicly available on March 15, 2007. One cannot invest directly in an index.

Management’s Discussion and Analysis (continued) (Unaudited)

SPA MarketGrader 200 Fund (SNB)

During the reporting period, the Fund was affected by adverse market conditions across most sectors. The unwinding of credit and deleveraging of financial institutions, and the accompanying price depreciation pushed many equity indices into negative territory for the period. While the Fund’s holdings in the energy sector buoyed performance somewhat during the early portion of the period, those gains were lost when energy joined other sectors in a protracted decline during the last quarter.

Furthermore, as the credit crisis intensified, particularly after the bankruptcy of Lehman Brothers in the middle of September, fundamental analysis took a back seat to blind panic, which also affected the quantitative fundamental stock-picking methodology of the MarketGrader system.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)
Index
MarketGrader 200 Index	(28.66)%
S&P 500 Index	(23.78)%
Fund
NAV Return	(31.68)%
Market Price	(30.92)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund. Index returns shown include the reinvestment of dividends. The MarketGrader 200 Index is composed of 200 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced semi-annually. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader 200 Index became publicly available on March 15, 2007. One cannot invest directly in an index.

Management’s Discussion and Analysis (continued) (Unaudited)

SPA MarketGrader Small Cap 100 Fund (SSK)

During the reporting period, the SPA MarketGrader Small Cap 100 Fund benefited from its lower exposure to basic materials and higher exposure to healthcare and industrials. The MarketGrader Small Cap Index initially benefited from the fact that small cap stocks generally were, at first, less affected by the turmoil in the markets. The Fund also benefited from its lack of exposure to large cap financials, as compared to the other SPA MarketGrader Funds. Overall, however, the Fund showed negative returns as all capitalization categories were affected by economic turmoil and uncertainty in the financial sector.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)

Index
MarketGrader Small Cap 100 Index	(25.01)%
S&P Small Cap 600 Index	(16.84)%
Fund
NAV Return	(28.00)%
Market Price	(27.18)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund. Index returns shown include the reinvestment of dividends. The MarketGrader Small Cap 100 Index is composed of 100 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced semi-annually. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader Small Cap 100 Index became publicly available on April 27, 2007. One cannot invest directly in an index.

Management’s Discussion and Analysis (continued) (Unaudited)

SPA MarketGrader Mid Cap 100 Fund (SVD)

During the year, the SPA MarketGrader Mid Cap 100 Fund benefited from its lower exposure to basic materials and higher exposure to healthcare and industrials, as compared to some of the other SPA MarketGrader Funds. The Fund did suffer from exposure to energy and financial sectors, and showed similar negative performance to its benchmark, the S&P MidCap 400 Index, as evidenced in the performance figures.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)

Index
MarketGrader Mid Cap 100 Index	(26.75)%
S&P Mid Cap 400 Index	(19.20)%
Fund
NAV Return	(27.28)%
Market Price	(22.22)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund. Index returns shown include the reinvestment of dividends. The MarketGrader Mid Cap 100 Index is composed of 100 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced semi-annually. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader Mid Cap 100 Index became publicly available on April 27, 2007. One cannot invest directly in an index.

Management’s Discussion and Analysis (concluded) (Unaudited)

SPA MarketGrader Large Cap 100 Fund (SZG)

The markets during the reporting period were marked by high volatility and negative performance, especially among large cap stocks. The crisis of liquidity among financial institutions, and the subsequent failure of several U.S. banks caused the financial sector to decline and the Fund had significant exposure to that sector during the reporting period. Furthermore, the energy sector was the highest weighted sector of the Fund, and contributed to negative returns as the sector declined during the reporting period.

Growth of a $10,000 Investment Since Inception at Net Asset Value:

Fund Performance History (%)	Cumulative Total Return As of September 30, 2008

Since Inception (October 12, 2007)

Index
MarketGrader Large Cap 100 Index	(24.51)%
S&P 500 Index	(23.78)%
Fund
NAV Return	(29.44)%
Market Price	(27.12)%

Performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of dividends; returns less than one year are cumulative. Per the current prospectus, the Fund’s estimated total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011. Otherwise, returns shown would have been lower. For the Fund’s most recent month end performance please visit www.spa-etf.com. The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Index returns are historical and not predictive of future results. MarketGrader Index returns are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Fund. Index returns shown include the reinvestment of dividends. The MarketGrader Large Cap 100 Index is composed of 100 U.S. traded stocks selected by a proprietary system developed by MarketGrader. It is equal weighted and rebalanced semi-annually. All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The MarketGrader Large Cap 100 Index became publicly available on April 27, 2007. One cannot invest directly in an index.

Premium/Discount Summary Table (Unaudited)

SPA MarketGrader 40 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -5.0% and less than -4.0%	1	0.28%
Greater than -4.0% and less than -3.0%	3	0.85%
Greater than -3.0% and less than -2.0%	7	1.97%
Greater than -2.0% and less than -1.0%	10	2.82%
Greater than -1.0% and less than 0.0%	165	46.48%
Greater than 0.0% and less than 1.0%	134	37.75%
Greater than 1.0% and less than 2.0%	13	3.66%
Greater than 2.0% and less than 3.0%	6	1.69%
Greater than 3.0% and less than 4.0%	1	0.28%
Greater than 4.0% and less than 5.0%	7	1.97%
Greater than 5.0% and less than 6.0%	2	0.56%
Greater than 6.0% and less than 7.0%	1	0.28%
Greater than 7.0% and less than 8.0%	1	0.28%
Greater than 8.0% and less than 9.0%	4	1.13%
Greater than 9.0% and less than 10.0%	0	0.00%

	355	100.00%

SPA MarketGrader 100 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -5.0% and less than -4.0%	8	2.25%
Greater than -4.0% and less than -3.0%	1	0.28%
Greater than -3.0% and less than -2.0%	1	0.28%
Greater than -2.0% and less than -1.0%	10	2.82%
Greater than -1.0% and less than 0.0%	152	42.81%
Greater than 0.0% and less than 1.0%	90	25.35%
Greater than 1.0% and less than 2.0%	50	14.08%
Greater than 2.0% and less than 3.0%	15	4.23%
Greater than 3.0% and less than 4.0%	3	0.85%
Greater than 4.0% and less than 5.0%	13	3.66%
Greater than 5.0% and less than 6.0%	3	0.85%
Greater than 6.0% and less than 7.0%	5	1.41%
Greater than 7.0% and less than 8.0%	3	0.85%
Greater than 8.0% and less than 9.0%	0	0.00%
Greater than 9.0% and less than 10.0%	1	0.28%

	355	100.00%

SPA MarketGrader 200 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -5.0% and less than -4.0%	1	0.28%
Greater than -4.0% and less than -3.0%	0	0.00%
Greater than -3.0% and less than -2.0%	3	0.85%
Greater than -2.0% and less than -1.0%	10	2.82%
Greater than -1.0% and less than 0.0%	159	44.79%
Greater than 0.0% and less than 1.0%	142	40.00%
Greater than 1.0% and less than 2.0%	23	6.47%
Greater than 2.0% and less than 3.0%	5	1.41%
Greater than 3.0% and less than 4.0%	6	1.69%
Greater than 4.0% and less than 5.0%	1	0.28%
Greater than 5.0% and less than 6.0%	4	1.13%
Greater than 6.0% and less than 7.0%	1	0.28%
Greater than 7.0% and less than 8.0%	0	0.00%
Greater than 8.0% and less than 9.0%	0	0.00%
Greater than 9.0% and less than 10.0%	0	0.00%

	355	100.00%

SPA MarketGrader Small Cap 100 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -5.0% and less than -4.0%	1	0.28%
Greater than -4.0% and less than -3.0%	2	0.56%
Greater than -3.0% and less than -2.0%	4	1.13%
Greater than -2.0% and less than -1.0%	8	2.25%
Greater than -1.0% and less than 0.0%	159	44.79%
Greater than 0.0% and less than 1.0%	148	41.69%
Greater than 1.0% and less than 2.0%	16	4.51%
Greater than 2.0% and less than 3.0%	6	1.69%
Greater than 3.0% and less than 4.0%	5	1.41%
Greater than 4.0% and less than 5.0%	5	1.41%
Greater than 5.0% and less than 6.0%	0	0.00%
Greater than 6.0% and less than 7.0%	1	0.28%
Greater than 7.0% and less than 8.0%	0	0.00%
Greater than 8.0% and less than 9.0%	0	0.00%
Greater than 9.0% and less than 10.0%	0	0.00%

	355	100.00%

SPA MarketGrader Mid Cap 100 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -6.0% and less than -5.0%	1	0.28%
Greater than -5.0% and less than -4.0%	8	2.25%
Greater than -4.0% and less than -3.0%	3	0.85%
Greater than -3.0% and less than -2.0%	1	0.28%
Greater than -2.0% and less than -1.0%	13	3.66%
Greater than -1.0% and less than 0.0%	133	37.46%
Greater than 0.0% and less than 1.0%	154	43.38%
Greater than 1.0% and less than 2.0%	15	4.23%
Greater than 2.0% and less than 3.0%	5	1.41%
Greater than 3.0% and less than 4.0%	6	1.69%
Greater than 4.0% and less than 5.0%	6	1.69%
Greater than 5.0% and less than 6.0%	6	1.69%
Greater than 6.0% and less than 7.0%	3	0.85%
Greater than 7.0% and less than 8.0%	1	0.28%
Greater than 8.0% and less than 9.0%	0	0.00%
Greater than 9.0% and less than 10.0%	0	0.00%

	355	100.00%

SPA MarketGrader Large Cap 100 Fund

	Number	% of
Premium/Discount Range	of Days	Total Days

Greater than -6.0% and less than -5.0%	0	0.00%
Greater than -5.0% and less than -4.0%	6	1.69%
Greater than -4.0% and less than -3.0%	2	0.56%
Greater than -3.0% and less than -2.0%	3	0.85%
Greater than -2.0% and less than -1.0%	8	2.25%
Greater than -1.0% and less than 0.0%	151	42.54%
Greater than 0.0% and less than 1.0%	117	32.96%
Greater than 1.0% and less than 2.0%	28	7.89%
Greater than 2.0% and less than 3.0%	12	3.38%
Greater than 3.0% and less than 4.0%	2	0.56%
Greater than 4.0% and less than 5.0%	7	1.97%
Greater than 5.0% and less than 6.0%	9	2.54%
Greater than 6.0% and less than 7.0%	8	2.25%
Greater than 7.0% and less than 8.0%	2	0.56%
Greater than 8.0% and less than 9.0%	0	0.00%
Greater than 9.0% and less than 10.0%	0	0.00%

	355	100.00%

Schedule of Investments Summary Table

SPA MarketGrader 40 Fund

% of
Net
Industry	Assets

Capital Goods	11.6%
Consumer Durables & Apparel	3.0
Consumer Services	5.6
Energy	32.4
Food Beverage & Tobacco	7.4
Health Care Equipment & Services	2.7
Materials	14.4
Pharmaceuticals, Biotechnology	5.6
Retailing	3.0
Software & Services	5.8
Technology Hardware & Equipment	7.2
Transportation	2.8

Total Investments	101.5
Liabilities in Excess of Other Assets	(1.5)

Net Assets	100.0%

SPA MarketGrader 100 Fund

% of
Net
Industry	Assets

Banks	1.2%
Capital Goods	15.9
Commercial Services & Supplies	1.0
Consumer Durables & Apparel	4.5
Consumer Services	2.1
Diversified Financials	1.0
Energy	25.2
Food & Staples Retailing	2.3
Food Beverage & Tobacco	4.0
Health Care Equipment & Services	5.5
Household & Personal Products	1.0
Insurance	3.6
Materials	12.0
Pharmaceuticals, Biotechnology	2.2
Retailing	3.6
Software & Services	8.9
Technology Hardware & Equipment	4.9
Transportation	1.8

Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)

Net Assets	100.0%

SPA MarketGrader 200 Fund

% of
Net
Industry	Assets

Automobiles & Components	0.9%
Banks	0.5
Capital Goods	15.1
Commercial Services & Supplies	1.5
Consumer Durables & Apparel	2.6
Consumer Services	2.8
Diversified Financials	2.6
Energy	20.5
Food & Staples Retailing	1.4
Food Beverage & Tobacco	3.7
Health Care Equipment & Services	5.0
Household & Personal Products	1.5
Insurance	1.6
Materials	6.8
Media	1.0
Pharmaceuticals, Biotechnology	6.2
Retailing	5.0
Semiconductors & Semiconductor Equipment	1.0
Software & Services	6.5
Technology Hardware & Equipment	7.0
Transportation	1.9
Utilities	3.6

Total Investments	98.7
Other Assets in Excess of Liabilities	1.3

Net Assets	100.0%

SPA MarketGrader
Small Cap 100 Fund

% of
Net
Industry	Assets

Banks	1.0%
Capital Goods	14.3
Commercial Services & Supplies	5.0
Consumer Durables & Apparel	3.1
Consumer Services	3.0
Diversified Financials	3.0
Energy	24.9
Food & Staples Retailing	0.8
Food Beverage & Tobacco	2.3
Health Care Equipment & Services	6.9
Materials	2.5
Pharmaceuticals, Biotechnology	5.2
Retailing	8.0
Semiconductors & Semiconductor Equipment	2.0
Software & Services	8.8
Technology Hardware & Equipment	3.4
Transportation	3.8
Utilities	1.0

Total Investments	99.0
Other Assets in Excess of Liabilities	1.0

Net Assets	100.0%

SPA MarketGrader
Mid Cap 100 Fund

% of
Net
Industry	Assets

Automobiles & Components	0.9%
Banks	1.0
Capital Goods	16.1
Commercial Services & Supplies	4.0
Consumer Durables & Apparel	3.1
Consumer Services	2.8
Diversified Financials	3.2
Energy	25.7
Food Beverage & Tobacco	3.7
Health Care Equipment & Services	4.1
Household & Personal Products	1.0
Materials	3.3
Media	1.0
Pharmaceuticals, Biotechnology	7.1
Retailing	5.7
Semiconductors & Semiconductor Equipment	1.1
Software & Services	6.2
Technology Hardware & Equipment	4.0
Transportation	0.8
Utilities	5.1

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

SPA MarketGrader
Large Cap 100 Fund

% of
Net
Industry	Assets

Automobiles & Components	1.0%
Capital Goods	12.4
Consumer Durables & Apparel	4.1
Consumer Services	3.0
Diversified Financials	1.2
Energy	26.0
Food & Staples Retailing	2.0
Food Beverage & Tobacco	3.0
Health Care Equipment & Services	4.0
Household & Personal Products	3.2
Materials	8.5
Media	1.0
Pharmaceuticals, Biotechnology	5.1
Retailing	2.9
Semiconductors & Semiconductor Equipment	2.1
Software & Services	5.2
Technology Hardware & Equipment	10.9
Telecommunications Services	0.9
Utilities	4.1
Total Investments	100.6

Liabilities in Excess of Other Assets	(0.6)

Net Assets	100.0%

Schedule of Investments
SPA MarketGrader 40 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—101.5%
Capital Goods—11.6%
AZZ, Inc.*	4,502	$186,248
Emerson Electric Co.	4,193	171,032
Graham Corp.	1,964	106,252
II-VI, Inc.*	4,319	166,973
Terex Corp.*	4,121	125,773

Total Capital Goods		756,278

Consumer Durables & Apparel—3.0%
True Religion Apparel, Inc.*	7,653	197,830

Consumer Services—5.6%
Apollo Group, Inc. Class A*	3,209	190,294
thinkorswim Group, Inc.*	20,558	171,248

Total Consumer Services		361,542

Energy—32.4%
Apache Corp.	1,803	188,017
Atwood Oceanics, Inc.*	4,962	180,617
BP Prudhoe Bay Royalty Trust	2,381	221,362
Cimarex Energy Co.	3,791	185,418
Dawson Geophysical Co.*	3,289	153,563
Diamond Offshore Drilling, Inc.	1,821	187,672
Mariner Energy, Inc.*	6,853	140,486
Murphy Oil Corp.	2,604	167,021
Occidental Petroleum Corp.	2,555	180,000
Quicksilver Resources, Inc.*	8,296	162,850
Sabine Royalty Trust	3,209	179,447
Stone Energy Corp.*	4,046	171,267

Total Energy		2,117,720

Food Beverage & Tobacco—7.4%
Cal-Maine Foods, Inc.	4,224	115,907
Darling International, Inc.*	14,787	164,284
PepsiCo, Inc.	2,833	201,908

Total Food Beverage & Tobacco		482,099

Health Care Equipment & Services—2.7%
Varian Medical Systems, Inc.*	3,101	177,160

Materials—14.4%
CF Industries Holdings, Inc.	1,472	134,629
Fording Canadian Coal Trust	2,276	188,908

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 40 Fund
September 30, 2008

Investments	Shares	Value

Materials—14.4% (continued)

Mosaic Co.	1,919	$130,530
Potash Corp. of Saskatchewan	1,139	150,359
Terra Industries, Inc.	4,153	122,098
Terra Nitrogen Co. LP	1,910	209,813

Total Materials		936,337

Pharmaceuticals, Biotechnology—5.6%
OSI Pharmaceuticals, Inc.*	3,864	190,457
Pozen, Inc.*	16,801	176,579

Total Pharmaceuticals, Biotechnology		367,036

Retailing—3.0% Guess?, Inc.	5,658	196,842

Software & Services—5.8% Accenture Ltd. Class A	4,919	186,922
Bidz.com, Inc.*	22,363	193,664

Total Software & Services		380,586

Technology Hardware & Equipment—7.2% Corning, Inc.	9,425	147,407
Infinera Corp.*	17,574	168,007
Western Digital Corp.*	7,133	152,076

Total Technology Hardware & Equipment		467,490

Transportation—2.8% Excel Maritime Carriers Ltd.	5,867	88,474
TBS International Ltd. Class A*	7,093	95,472

Total Transportation		183,946

Total Investments—101.5% (Cost $7,868,628)		6,624,866

Liabilities in Excess of Other Assets—(1.5)%		(95,669)

Net Assets—100.0%		$6,529,197

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—100.7%
Banks—1.2%
National Penn Bancshares, Inc.	2,829	$41,303

Capital Goods—15.9%
Advanced Battery Technologies*	10,351	33,434
AZZ, Inc.*	929	38,433
BE Aerospace, Inc.*	1,756	27,797
Emerson Electric Co.	866	35,324
Fluor Corp.	553	30,802
Foster Wheeler Ltd.*	888	32,066
Goodrich Corp.	785	32,656
Graham Corp.	406	21,965
II-VI, Inc.*	892	34,485
Manitowoc Co., Inc.	1,690	26,279
Middleby Corp.*	752	40,841
Perini Corp.*	1,478	38,118
Precision Castparts Corp.	414	32,615
Raven Industries, Inc.	1,009	39,704
Terex Corp.*	851	25,972
Thomas & Betts Corp.*	911	35,593
Woodward Governor Co.	923	32,554

Total Capital Goods		558,638

Commercial Services & Supplies—1.0%
Ritchie Bros. Auctioneers, Inc.	1,521	35,531

Consumer Durables & Apparel—4.5%
Garmin Ltd.*	1,117	37,911
Nike, Inc. Class B	672	44,957
True Religion Apparel, Inc.*	1,580	40,843
Volcom, Inc.*	2,048	35,389

Total Consumer Durables & Apparel		159,100

Consumer Services—2.1%
Apollo Group, Inc. Class A*	663	39,316
thinkorswim Group, Inc.*	4,243	35,344

Total Consumer Services		74,660

Diversified Financials—1.0%
optionsXpress Holdings, Inc.	1,837	35,675
Energy—25.2%
Apache Corp.	372	38,792
Atwood Oceanics, Inc.*	1,024	37,274

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
September 30, 2008

Investments	Shares	Value

Energy—25.2% (continued)

Boots & Coots International Well Control, Inc.*	15,764	$30,424
BP Prudhoe Bay Royalty Trust	492	45,741
Cimarex Energy Co.	783	38,296
Dawson Geophysical Co.*	679	31,702
Diamond Offshore Drilling, Inc.	376	38,751
Dorchester Minerals LP	1,573	36,336
ENSCO International, Inc.	606	34,924
Frontline Ltd.	709	34,082
Helmerich & Payne, Inc.	777	33,559
Hess Corp.	417	34,227
Hugoton Royalty Trust	1,378	36,985
Mariner Energy, Inc.*	1,415	29,007
Murphy Oil Corp.	538	34,507
Occidental Petroleum Corp.	528	37,198
Permian Basin Royalty Trust	1,811	42,088
Plains Exploration & Production Co.*	768	27,003
Quicksilver Resources, Inc.*	1,712	33,607
Sabine Royalty Trust	663	37,075
Schlumberger Ltd.	442	34,516
Stone Energy Corp.*	835	35,346
Swift Energy Co.*	866	33,505
Transocean, Inc.*	323	35,478
Ultra Petroleum Corp.*	608	33,647

Total Energy		884,070

Food & Staples Retailing—2.3%
Kroger Co.	1,438	39,516
SYSCO Corp.	1,302	40,141

Total Food & Staples Retailing		79,657

Food Beverage & Tobacco—4.0%
Altria Group, Inc.	1,954	38,767
Cal-Maine Foods, Inc.	872	23,928
Darling International, Inc.*	3,052	33,908
PepsiCo, Inc.	585	41,693

Total Food Beverage & Tobacco		138,296

Health Care Equipment & Services—5.5%
Genoptix, Inc.*	1,157	37,799
Healthspring, Inc.*	2,124	44,944
Kinetic Concepts, Inc.*	1,186	33,908
St. Jude Medical, Inc.*	892	38,793

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
September 30, 2008

Investments	Shares	Value

Health Care Equipment & Services—5.5% (continued)
Varian Medical Systems, Inc.*	640	$36,563

Total Health Care Equipment & Services		192,007

Household & Personal Products—1.0%
Herbalife Ltd.	915	36,161

Insurance—3.6%
Darwin Professional Underwriters, Inc.*	1,306	40,630
Tower Group, Inc.	1,960	46,178
Validus Holdings Ltd.	1,688	39,246

Total Insurance		126,054

Materials—12.0%
Agrium, Inc.	503	28,208
Barrick Gold Corp.	1,226	45,043
CF Industries Holdings, Inc.	304	27,804
Fording Canadian Coal Trust	470	39,010
LSB Industries, Inc.*	1,800	24,930
Methanex Corp.	1,613	32,083
Mosaic Co.	396	26,936
Nova Chemicals Corporation	1,596	36,070
Nucor Corp.	807	31,876
OM Group, Inc.*	1,357	30,532
Potash Corp. of Saskatchewan	235	31,022
Terra Industries, Inc.	857	25,196
Terra Nitrogen Co. LP	394	43,281

Total Materials		421,991

Pharmaceuticals, Biotechnology—2.2%
OSI Pharmaceuticals, Inc.*	798	39,333
Pozen, Inc.*	3,468	36,449

Total Pharmaceuticals, Biotechnology		75,782

Retailing—3.6%
Guess?, Inc.	1,168	40,635
Gymboree Corp.*	1,111	39,440
PetMed Express, Inc.*	2,981	46,802

Total Retailing		126,877

Software & Services—8.9%
Accenture Ltd. Class A	1,016	38,608
Bidz.com, Inc.*	4,616	39,975
Cognizant Technology Solutions Corp. Class A*	1,378	31,460

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
September 30, 2008

Investments	Shares	Value

Software & Services—8.9% (continued)

comScore, Inc.*	1,837	$32,386
Intuit, Inc.*	1,374	43,432
PROS Holdings, Inc.*	5,509	51,729
Quality Systems, Inc.	1,010	42,683
Syntel, Inc.	1,239	30,355

Total Software & Services		310,628

Technology Hardware & Equipment—4.9%
Amphenol Corp. Class A	833	33,437
Corning, Inc.	1,945	30,420
Hewlett-Packard Co.	938	43,373
Infinera Corp.*	3,627	34,674
Western Digital Corp.*	1,473	31,404

Total Technology Hardware & Equipment		173,308

Transportation—1.8%
Excel Maritime Carriers Ltd.	1,211	18,262
Genco Shipping & Trading Ltd.	699	23,235
TBS International Ltd. Class A*	1,464	19,705

Total Transportation		61,202

Total Investments—100.7% (Cost $4,177,022)		3,530,940

Liabilities in Excess of Other Assets—(0.7)%		(24,086)

Net Assets—100.0%		$3,506,854

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—98.7%
Automobiles & Components—0.9%
Federal Mogul Corp. Class A*	597	$7,492
WABCO Holdings, Inc.	222	7,890

Total Automobiles & Components		15,382

Banks—0.5%
National Penn Bancshares, Inc.	598	8,731

Capital Goods—15.1%
AAON, Inc.	454	8,258
Ampco-Pittsburgh Corp.	281	7,278
AZZ, Inc.*	237	9,805
BE Aerospace, Inc.*	481	7,614
Bucyrus International, Inc.	196	8,757
Carlisle Cos., Inc.	249	7,463
Caterpillar, Inc.	139	8,284
Cummins, Inc.	157	6,864
Emerson Electric Co.	211	8,607
First Solar, Inc.*	42	7,934
Flowserve Corp.	88	7,812
Fluor Corp.	151	8,411
Foster Wheeler Ltd.*	219	7,908
Goodrich Corp.	189	7,862
GrafTech International Ltd.*	540	8,159
Graham Corp.	137	7,412
II-VI, Inc.*	218	8,428
K-Tron International, Inc.*	63	8,116
L.B. Foster Co. Class A*	263	8,000
Lincoln Electric Holdings, Inc.	130	8,360
Manitowoc Co., Inc.	455	7,075
McDermott International, Inc.*	307	7,844
Middleby Corp.*	154	8,364
Perini Corp.*	380	9,800
Precision Castparts Corp.	92	7,248
Raven Industries, Inc.	209	8,224
Rockwell Collins, Inc.	176	8,464
Sun Hydraulics Corp.	299	7,786
Teledyne Technologies, Inc.*	153	8,745
Terex Corp.*	258	7,874
Thomas & Betts Corp.*	214	8,361
Woodward Governor Co.	230	8,112

Total Capital Goods		259,229

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Commercial Services & Supplies—1.5%
Brink’s Co.	129	$7,872
Knoll, Inc.	546	8,256
Ritchie Bros. Auctioneers, Inc.	387	9,040

Total Commercial Services & Supplies		25,168

Consumer Durables & Apparel—2.6%
Coach, Inc.*	307	7,687
Garmin Ltd.*	264	8,960
Lululemon Athletica, Inc.*	411	9,465
Nike, Inc. Class B	148	9,901
True Religion Apparel, Inc.*	314	8,117

Total Consumer Durables & Apparel		44,130

Consumer Services—2.8%
Apollo Group, Inc. Class A*	135	8,006
Bally Technologies, Inc.*	267	8,085
ITT Educational Services, Inc.*	95	7,686
McDonald’s Corp.	140	8,638
Strayer Education, Inc.	40	8,010
thinkorswim Group, Inc.*	976	8,130

Total Consumer Services		48,555

Diversified Financials—2.6%
GFI Group, Inc.	1,846	8,695
Hercules Technology Growth Capital, Inc.	935	9,069
Nasdaq OMX Group*	316	9,660
optionsXpress Holdings, Inc.	422	8,195
Waddell & Reed Financial, Inc. Class A	367	9,083

Total Diversified Financials		44,702

Energy—20.5%
Apache Corp.	82	8,551
Atwood Oceanics, Inc.*	237	8,627
Baker Hughes, Inc.	142	8,597
BP Prudhoe Bay Royalty Trust	103	9,576
Chevron Corp.	111	9,155
Cimarex Energy Co.	191	9,342
Contango Oil & Gas Co.*	186	10,040
Dawson Geophysical Co.*	187	8,731
Denbury Resources, Inc.*	431	8,206
Diamond Offshore Drilling, Inc.	84	8,657
Dorchester Minerals LP	386	8,917

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Energy—20.5% (continued)

ENGlobal Corp.*	734	$9,740
Frontline Ltd.	190	9,133
Helmerich & Payne, Inc.	194	8,379
Hess Corp.	107	8,783
Hugoton Royalty Trust	339	9,099
Knightsbridge Tankers Ltd.	314	8,312
Lufkin Industries, Inc.	119	9,443
Mariner Energy, Inc.*	401	8,220
Murphy Oil Corp.	140	8,980
Noble Corp.	204	8,956
Occidental Petroleum Corp.	130	9,159
Oil States International, Inc.*	231	8,166
Parker Drilling Co.*	1,062	8,517
Permian Basin Royalty Trust	401	9,319
Petro-Canada	241	8,037
Plains Exploration & Production Co.*	254	8,931
Quicksilver Resources, Inc.*	427	8,382
Sabine Royalty Trust	167	9,339
Schlumberger Ltd.	104	8,121
Southwestern Energy Co.*	288	8,796
Stone Energy Corp.*	213	9,016
Swift Energy Co.*	227	8,783
Transocean, Inc.*	74	8,128
Ultra Petroleum Corp.*	158	8,744
Unit Corp.*	177	8,818
Valero Energy Corp.	284	8,605
Whiting Petroleum Corp.*	122	8,694
Williams Partners LP	318	8,220
XTO Energy, Inc.	180	8,374

Total Energy		351,593

Food & Staples Retailing—1.4%
Andersons, Inc.	211	7,431
Kroger Co.	322	8,849
SYSCO Corp.	264	8,139

Total Food & Staples Retailing		24,419

Food Beverage & Tobacco—3.7%
Altria Group, Inc.	437	8,670
Bunge Ltd.	124	7,834
Cal-Maine Foods, Inc.	270	7,409
Darling International, Inc.*	747	8,299

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Food Beverage & Tobacco—3.7% (continued)

Hansen Natural Corp.*	381	$11,525
PepsiCo, Inc.	124	8,837
Synutra International, Inc.*	590	11,877

Total Food Beverage & Tobacco		64,451

Health Care Equipment & Services—5.0%
Baxter International, Inc.	131	8,598
CryoLife, Inc.*	626	8,213
Cynosure, Inc. Class A*	427	7,660
Genoptix, Inc.*	278	9,082
Healthspring, Inc.*	430	9,099
IDEXX Laboratories, Inc.*	157	8,604
Immucor, Inc.*	282	9,013
Intuitive Surgical, Inc.*	32	7,711
St. Jude Medical, Inc.*	208	9,046
Varian Medical Systems, Inc.*	149	8,512

Total Health Care Equipment & Services		85,538

Household & Personal Products—1.5%
Avon Products, Inc.	219	9,104
Herbalife Ltd.	216	8,536
Procter & Gamble Co.	125	8,711

Total Household & Personal Products		26,351

Insurance—1.6%
Darwin Professional Underwriters, Inc.*	286	8,897
eHealth, Inc.*	622	9,952
Validus Holdings Ltd.	375	8,719

Total Insurance		27,568

Materials—6.8%
Agrium, Inc.	117	6,561
AK Steel Holding Corp.	291	7,543
Barrick Gold Corp.	313	11,500
CF Industries Holdings, Inc.	76	6,951
E.I. Du Pont de Nemours & Co.	195	7,859
Fording Canadian Coal Trust	116	9,628
Koppers Holdings, Inc.	202	7,557
LSB Industries, Inc.*	574	7,950
Methanex Corp.	382	7,598
Mosaic Co.	103	7,006
Nucor Corp.	190	7,505

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Materials—6.8% (continued)

OM Group, Inc.*	297	$6,683
Potash Corp. of Saskatchewan	56	7,393
Terra Industries, Inc.	217	6,380
Terra Nitrogen Co. LP	76	8,349

Total Materials		116,463

Media—1.0%
Marvel Entertainment, Inc.*	255	8,706
Omnicom Group, Inc.	228	8,792

Total Media		17,498

Pharmaceuticals, Biotechnology—6.2%
Alkermes, Inc.*	705	9,376
Amgen, Inc.*	138	8,179
Eli Lilly & Co.	199	8,762
Endo Pharmaceuticals Holdings, Inc.*	418	8,360
Gilead Sciences, Inc.*	182	8,296
OSI Pharmaceuticals, Inc.*	187	9,217
Parexel International Corp.*	272	7,796
PDL BioPharma, Inc.	872	8,118
Pozen, Inc.*	912	9,585
Questcor Pharmaceuticals*	1,420	10,437
Techne Corp.*	122	8,799
Waters Corp.*	152	8,843

Total Pharmaceuticals, Biotechnology		105,768

Retailing—5.0%
Aeropostale, Inc.*	249	7,995
Buckle, Inc.	152	8,442
Dress Barn, Inc.*	546	8,348
Genuine Parts Co.	213	8,565
Guess?, Inc.	216	7,515
Gymboree Corp.*	228	8,094
Jos. A. Bank Clothiers, Inc.*	303	10,181
NutriSystem, Inc.	514	9,108
PetMed Express, Inc.*	588	9,232
Urban Outfitters, Inc.*	252	8,031

Total Retailing		85,511

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Semiconductors & Semiconductor Equipment—1.0%
Altera Corp.	438	$9,058
Sigma Designs, Inc.*	638	9,072

Total Semiconductors & Semiconductor Equipment		18,130

Software & Services—6.5%
Accenture Ltd. Class A	247	9,386
Blackbaud, Inc.	451	8,321
Cognizant Technology Solutions Corp. Class A*	348	7,945
comScore, Inc.*	487	8,586
FactSet Research Systems, Inc.	168	8,778
j2 Global Communications, Inc.*	377	8,803
Microsoft Corp.	347	9,261
NeuStar, Inc. Class A*	446	8,871
Quality Systems, Inc.	219	9,255
Syntel, Inc.	313	7,668
TeleCommunication Systems, Inc. Class A*	1,178	8,140
Vasco Data Security International, Inc.*	726	7,521
VistaPrint Ltd.*	279	9,162

Total Software & Services		111,697

Technology Hardware & Equipment—7.0%
Amphenol Corp. Class A	201	8,068
Apple, Inc.*	65	7,388
Cisco Systems, Inc.*	395	8,911
Comtech Telecommunications Corp.*	213	10,488
Corning, Inc.	587	9,181
Dolby Laboratories, Inc. Class A*	227	7,988
EMC Corp.*	675	8,073
Harris Corp.	191	8,824
Hewlett-Packard Co.	187	8,647
Infinera Corp.*	1,047	10,009
Mettler-Toledo International, Inc.*	90	8,820
Research In Motion Ltd.*	89	6,079
Starent Networks Corp.*	762	9,860
Western Digital Corp.*	396	8,443

Total Technology Hardware & Equipment		120,779

Transportation—1.9%
Excel Maritime Carriers Ltd.	413	6,228
Forward Air Corp.	277	7,543
Genco Shipping & Trading Ltd.	199	6,615
Republic Airways Holdings, Inc.*	726	7,398

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
September 30, 2008

Investments	Shares	Value

Transportation—1.9% (continued)

TBS International Ltd. Class A*	429	$5,774

Total Transportation		33,558

Utilities—3.6%
AES Corp.*	726	8,487
Dominion Resources, Inc.	212	9,069
DPL, Inc.	390	9,672
Energen Corp.	188	8,513
Exelon Corp.	137	8,579
Questar Corp.	198	8,102
Suburban Propane Partners LP	260	8,731

Total Utilities		61,153

Total Investments—98.7% (Cost $1,977,149)		1,696,374

Other Assets in Excess of Liabilities—1.3%		21,904

Net Assets—100.0%		$1,718,278

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—99.0%
Banks—1.0%
National Penn Bancshares, Inc.	1,237	$18,060

Capital Goods—14.3%
AAON, Inc.	939	17,080
Ampco-Pittsburgh Corp.	581	15,048
AZZ, Inc.*	488	20,189
BE Aerospace, Inc.*	995	15,751
Ceradyne, Inc.*	544	19,943
GrafTech International Ltd.*	1,117	16,878
Graham Corp.	285	15,419
II-VI, Inc.*	450	17,397
K-Tron International, Inc.*	130	16,748
L.B. Foster Co. Class A*	544	16,548
Middleby Corp.*	316	17,162
Perini Corp.*	787	20,297
Raven Industries, Inc.	432	16,999
Sun Hydraulics Corp.	617	16,067
Triumph Group, Inc.	366	16,730

Total Capital Goods		258,256

Commercial Services & Supplies—5.0%
Comfort Systems USA, Inc.	1,276	17,047
Herman Miller, Inc.	675	16,517
Knoll, Inc.	1,129	17,070
Rollins, Inc.	1,025	19,455
SYKES Enterprises, Inc.*	919	20,181

Total Commercial Services & Supplies		90,270

Consumer Durables & Apparel—3.1%
Fossil, Inc.*	679	19,168
Lululemon Athletica, Inc.*	850	19,576
True Religion Apparel, Inc.*	651	16,828

Total Consumer Durables & Apparel		55,572

Consumer Services—3.0%
Bally Technologies, Inc.*	553	16,745
Buffalo Wild Wings, Inc.*	500	20,120
thinkorswim Group, Inc.*	2,018	16,810

Total Consumer Services		53,675

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Diversified Financials—3.0%
GFI Group, Inc.	3,817	$17,978
Hercules Technology Growth Capital, Inc.	1,934	18,760
optionsXpress Holdings, Inc.	873	16,954

Total Diversified Financials		53,692

Energy—24.9%
Arena Resources, Inc.*	499	19,386
Atwood Oceanics, Inc.*	490	17,836
BP Prudhoe Bay Royalty Trust	213	19,803
Contango Oil & Gas Co.*	385	20,782
Dawson Geophysical Co.*	387	18,069
Dorchester Minerals LP	799	18,457
Dril-Quip, Inc.*	419	18,180
ENGlobal Corp.*	1,517	20,131
Gulfport Energy Corp.*	1,866	18,753
Hugoton Royalty Trust	702	18,842
Knightsbridge Tankers Ltd.	651	17,232
Lufkin Industries, Inc.	246	19,520
Oil States International, Inc.*	478	16,897
Parker Drilling Co.*	2,196	17,612
Permian Basin Royalty Trust	829	19,266
Petroquest Energy, Inc.*	1,283	19,694
Rosetta Resources, Inc.*	964	17,699
Sabine Royalty Trust	345	19,292
San Juan Basin Royalty Trust	518	19,700
Stone Energy Corp.*	439	18,583
Sunoco Logistics Partners LP	427	18,895
Swift Energy Co.*	470	18,184
Warren Resources, Inc.*	2,051	20,469
Williams Partners LP	659	17,035

Total Energy		450,317

Food & Staples Retailing—0.8%
Andersons, Inc.	437	15,391

Food Beverage & Tobacco—2.3%
Darling International, Inc.*	1,546	17,176
Synutra International, Inc.*	1,221	24,579

Total Food Beverage & Tobacco		41,755

Health Care Equipment & Services—6.9%
Almost Family, Inc.*	449	17,758
Arthrocare Corp.*	676	18,739

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Health Care Equipment & Services—6.9% (continued)

Cryolife, Inc.*	1,294	$16,977
Cynosure, Inc. Class A*	884	15,859
Genoptix, Inc.*	573	18,720
Healthspring, Inc.*	890	18,832
LHC Group, Inc.*	632	17,999

Total Health Care Equipment & Services		124,884

Materials—2.5%
Koppers Holdings, Inc.	419	15,675
LSB Industries, Inc.*	1,188	16,454
OM Group, Inc.*	615	13,838

Total Materials		45,967

Pharmaceuticals, Biotechnology—5.2%
Alkermes, Inc.*	1,459	19,405
Parexel International Corp.*	562	16,107
PDL Biopharma, Inc.	1,803	16,786
Pozen, Inc.*	1,887	19,832
Questcor Pharmaceuticals, Inc.*	2,936	21,580

Total Pharmaceuticals, Biotechnology		93,710

Retailing—8.0%
Buckle, Inc.	317	17,606
Dress Barn, Inc.*	1,130	17,278
Gymboree Corp.*	470	16,685
Jos. A. Bank Clothiers, Inc.*	625	21,000
NetFlix, Inc.*	655	20,226
NutriSystem, Inc.	1,063	18,836
PetMed Express, Inc.*	1,216	19,091
Wet Seal, Inc. Class A*	4,023	14,604

Total Retailing		145,326

Semiconductors & Semiconductor Equipment—2.0%
Amkor Technology, Inc.*	2,799	17,830
Sigma Designs, Inc.*	1,319	18,756

Total Semiconductors & Semiconductor Equipment		36,586

Software & Services—8.8%
Blackbaud, Inc.	933	17,214
comScore, Inc.*	1,008	17,771
j2 Global Communications, Inc.*	780	18,213
LoopNet, Inc.*	1,821	17,900
NeuStar, Inc. Class A*	924	18,378

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Software & Services—8.8% (continued)

Quality Systems, Inc.	453	$19,144
TeleCommunication Systems, Inc. Class A*	2,437	16,840
Vasco Data Security International, Inc.*	1,501	15,550
VistaPrint Ltd.*	577	18,949

Total Software & Services		159,959

Technology Hardware & Equipment—3.4%
Comtech Telecommunications Corp.*	439	21,616
Infinera Corp.*	2,165	20,697
IPG Photonics Corp.*	963	18,788

Total Technology Hardware & Equipment		61,101

Transportation—3.8%
Excel Maritime Carriers Ltd.	854	12,878
Forward Air Corp.	573	15,603
Genco Shipping & Trading Ltd.	413	13,728
Republic Airways Holdings, Inc.*	1,503	15,316
TBS International Ltd. Class A*	888	11,952

Total Transportation		69,477

Utilities—1.0%
Suburban Propane Partners LP	527	17,697

Total Investments—99.0% (Cost $2,031,335)		1,791,695

Other Assets in Excess of Liabilities—1.0%		19,002

Net Assets—100.0%		$1,810,697

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—99.9%
Automobiles & Components—0.9%
WABCO Holdings, Inc.	953	$33,870

Banks—1.0%
National Penn Bancshares, Inc.	2,557	37,332

Capital Goods—16.1%
BE Aerospace, Inc.*	2,057	32,562
Bucyrus International, Inc.	837	37,397
Carlisle Cos., Inc.	1,065	31,918
Flowserve Corp.	378	33,555
Fluor Corp.	646	35,982
Foster Wheeler Ltd.*	939	33,907
Goodrich Corp.	810	33,696
GrafTech International Ltd.*	2,309	34,889
II-VI, Inc.*	930	35,954
Lincoln Electric Holdings, Inc.	556	35,756
Manitowoc Co., Inc.	1,948	30,291
McDermott International, Inc.*	1,315	33,598
Rockwell Collins, Inc.	754	36,260
Teledyne Technologies, Inc.*	654	37,383
Terex Corp.*	1,104	33,694
Thomas & Betts Corp.*	915	35,749
Woodward Governor Co.	979	34,529

Total Capital Goods		587,120

Commercial Services & Supplies—4.0%
Brink’s Co.	554	33,805
Herman Miller, Inc.	1,397	34,185
Ritchie Bros. Auctioneers, Inc.	1,656	38,684
Rollins, Inc.	2,120	40,238

Total Commercial Services & Supplies		146,912

Consumer Durables & Apparel—3.1%
Coach, Inc.*	1,311	32,827
Garmin Ltd.*	1,128	38,284
Lululemon Athletica, Inc.*	1,759	40,510

Total Consumer Durables & Apparel		111,621

Consumer Services—2.8%
Bally Technologies, Inc.*	1,144	34,640
ITT Educational Services, Inc.*	406	32,849

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Consumer Services—2.8% (continued)

Strayer Education, Inc.	174	$34,845

Total Consumer Services		102,334

Diversified Financials—3.2%
Nasdaq OMX Group*	1,354	41,392
optionsXpress Holdings, Inc.	1,804	35,034
Waddell & Reed Financial, Inc. Class A	1,570	38,857

Total Diversified Financials		115,283

Energy—25.7%
Atwood Oceanics, Inc.*	1,013	36,873
BP Prudhoe Bay Royalty Trust	440	40,907
Cimarex Energy Co.	819	40,057
Denbury Resources, Inc.*	1,844	35,110
ENSCO International, Inc.	654	37,690
Frontline Ltd.	817	39,273
Helix Energy Solutions Group, Inc.*	1,412	34,283
Helmerich & Payne, Inc.	829	35,805
Hugoton Royalty Trust	1,452	38,972
Lufkin Industries, Inc.	509	40,389
Mariner Energy, Inc.*	1,714	35,137
Oil States International, Inc.*	989	34,961
ONEOK Partners LP	724	36,729
Permian Basin Royalty Trust	1,714	39,833
Plains Exploration & Production Co.*	1,086	38,184
Quicksilver Resources, Inc.*	1,828	35,884
San Juan Basin Royalty Trust	1,072	40,768
Stone Energy Corp.*	908	38,436
Sunoco Logistics Partners LP	883	39,073
Superior Energy Services, Inc.*	1,182	36,807
Swift Energy Co.*	972	37,607
Ultra Petroleum Corp.*	675	37,354
Unit Corp.*	728	36,269
Whiting Petroleum Corp.*	523	37,269
Williams Partners LP	1,362	35,208

Total Energy		938,878

Food Beverage & Tobacco—3.7%
Bunge Ltd.	534	33,738
Hansen Natural Corp.*	1,630	49,307
Synutra International, Inc.*	2,524	50,808

Total Food Beverage & Tobacco		133,853

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Health Care Equipment & Services—4.1%
Healthspring, Inc.*	1,838	$38,892
IDEXX Laboratories, Inc.*	672	36,826
Immucor, Inc.*	1,206	38,544
Varian Medical Systems, Inc.*	634	36,220

Total Health Care Equipment & Services		150,482

Household & Personal Products—1.0%
Herbalife Ltd.	927	36,635

Materials—3.3%
AK Steel Holding Corp.	1,246	32,296
CF Industries Holdings, Inc.	323	29,542
Methanex Corp.	1,636	32,540
Terra Industries, Inc.	928	27,283

Total Materials		121,661

Media—1.0%
Marvel Entertainment, Inc.*	1,091	37,247

Pharmaceuticals, Biotechnology—7.1%
Alkermes, Inc.*	3,017	40,126
Endo Pharmaceuticals Holdings, Inc.*	1,790	35,800
OSI Pharmaceuticals, Inc.*	802	39,531
Parexel International Corp.*	1,163	33,332
PDL BioPharma, Inc.	3,728	34,708
Techne Corp.*	521	37,575
Waters Corp.*	652	37,933

Total Pharmaceuticals, Biotechnology		259,005

Retailing—5.7%
Aeropostale, Inc.*	1,065	34,197
Buckle, Inc.	655	36,379
Genuine Parts Co.	912	36,672
Guess?, Inc.	923	32,111
Gymboree Corp.*	972	34,506
Urban Outfitters, Inc.*	1,079	34,388

Total Retailing		208,253

Semiconductors & Semiconductor Equipment—1.1%
Altera Corp.	1,876	38,796

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Software & Services—6.2%
Cognizant Technology Solutions Corp. Class A*	1,491	$34,040
Factset Research Systems, Inc.	715	37,359
j2 Global Communications, Inc.*	1,612	37,640
NeuStar, Inc. Class A*	1,910	37,990
Quality Systems, Inc.	934	39,471
VistaPrint Ltd.*	1,192	39,145

Total Software & Services		225,645

Technology Hardware & Equipment—4.0%
Amphenol Corp. Class A	862	34,601
Harris Corp.	815	37,653
Mettler-Toledo International, Inc.*	384	37,632
Western Digital Corp.*	1,695	36,137

Total Technology Hardware & Equipment		146,023

Transportation—0.8%
Genco Shipping & Trading Ltd.	854	28,387

Utilities—5.1%
AES Corp.*	3,104	36,286
DPL, Inc.	1,670	41,416
Energen Corp.	804	36,405
Questar Corp.	849	34,741
Suburban Propane Partners LP	1,092	36,669

Total Utilities		185,517

Total Investments—99.9% (Cost $4,162,081)		3,644,854

Other Assets in Excess of Liabilities—0.1%		1,612

Net Assets—100.0%		$3,646,466

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA Market Grader Large Cap 100 Fund
September 30, 2008

Investments	Shares	Value

COMMON STOCKS—100.6%
Automobiles & Components—1.0%
Harley-Davidson, Inc.	1,412	$52,668

Capital Goods—12.4%
AGCO Corp.*	1,134	48,320
Caterpillar, Inc.	880	52,448
Cummins, Inc.	993	43,414
Emerson Electric Co.	1,337	54,536
First Solar, Inc.*	265	50,061
Flowserve Corp.	559	49,622
Fluor Corp.	954	53,138
Foster Wheeler Ltd.*	1,388	50,121
Goodrich Corp.	1,197	49,795
McDermott International, Inc.*	1,942	49,618
Precision Castparts Corp.	579	45,614
Rockwell Automation, Inc.	1,468	54,815
Rockwell Collins, Inc.	1,114	53,572

Total Capital Goods		655,074

Consumer Durables & Apparel—4.1%
Coach, Inc.*	1,937	48,502
Garmin Ltd.*	1,667	56,578
Hasbro, Inc.	1,495	51,906
Nike, Inc. Class B	932	62,351

Total Consumer Durables & Apparel		219,337

Consumer Services—3.0%
Apollo Group, Inc. Class A*	847	50,227
Darden Restaurants, Inc.	1,907	54,597
McDonald’s Corp.	886	54,666

Total Consumer Services		159,490

Diversified Financials—1.2%
Nasdaq OMX Group*	2,000	61,140

Energy—26.0%
Apache Corp.	524	54,643
Baker Hughes, Inc.	900	54,486
Chevron Corp.	697	57,489
ConocoPhillips	788	57,721
Continental Resources, Inc.*	1,526	59,865
Denbury Resources, Inc.*	2,724	51,865
Diamond Offshore Drilling, Inc.	534	55,034

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA Market Grader Large Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Energy—26.0% (continued)

ENSCO International, Inc.	967	$55,728
Exxon Mobil Corp.	745	57,857
FMC Technologies, Inc.*	1,210	56,326
Helmerich & Payne, Inc.	1,224	52,865
Hess Corp.	676	55,486
Murphy Oil Corp.	885	56,764
National Oilwell Varco, Inc.*	1,049	52,691
Noble Corp.	1,291	56,675
Occidental Petroleum Corp.	817	57,558
ONEOK Partners LP	1,070	54,281
Petro-Canada	1,524	50,825
Schlumberger Ltd.	657	51,305
Southwestern Energy Co.*	1,819	55,552
Suncor Energy, Inc.	1,335	56,257
Transocean, Inc.*	473	51,954
Ultra Petroleum Corp.*	998	55,229
Valero Energy Corp.	1,794	54,358
XTO Energy, Inc.	1,140	53,033

Total Energy		1,375,847

Food & Staples Retailing—2.0%
Kroger Co.	2,036	55,949
SYSCO Corp.	1,667	51,394

Total Food & Staples Retailing		107,343

Food Beverage & Tobacco—3.0%
Altria Group, Inc.	2,761	54,778
Bunge Ltd.	788	49,786
PepsiCo, Inc.	782	55,733

Total Food Beverage & Tobacco		160,297

Health Care Equipment & Services—4.0%
Baxter International, Inc.	828	54,342
Intuitive Surgical, Inc.*	206	49,642
St. Jude Medical, Inc.*	1,318	57,320
Varian Medical Systems, Inc.*	936	53,474

Total Health Care Equipment & Services		214,778

Household & Personal Products—3.2%
Avon Products, Inc.	1,386	57,616
Colgate-Palmolive Co.	726	54,704

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA Market Grader Large Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Household & Personal Products—3.2% (continued)

Procter & Gamble Co.	791	$55,125

Total Household & Personal Products		167,445

Materials—8.5%
Agrium, Inc.	740	41,499
Barrick Gold Corp.	1,980	72,745
CF Industries Holdings, Inc.	477	43,626
E.I. Du Pont de Nemours & Co.	1,231	49,609
Fording Canadian Coal Trust	737	61,171
Mosaic Co.	653	44,417
Nucor Corp.	1,203	47,519
Potash Corp. of Saskatchewan	350	46,203
Steel Dynamics, Inc.	2,601	44,451

Total Materials		451,240

Media—1.0%
Omnicom Group, Inc.	1,441	55,565

Pharmaceuticals, Biotechnology—5.1%
Amgen, Inc.*	866	51,328
Eli Lilly & Co.	1,260	55,478
Gilead Sciences, Inc.*	1,144	52,144
Johnson & Johnson	816	56,532
Waters Corp.*	964	56,086

Total Pharmaceuticals, Biotechnology		271,568

Retailing—2.9%
Best Buy Co., Inc.	1,343	50,363
Genuine Parts Co.	1,347	54,163
Urban Outfitters, Inc.*	1,594	50,801

Total Retailing		155,327

Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.	2,771	57,304
MEMC Electronic Materials, Inc.*	1,855	52,422

Total Semiconductors & Semiconductor Equipment		109,726

Software & Services—5.2%
Accenture Ltd. Class A	1,554	59,052
Autodesk, Inc.*	1,699	57,001
Cognizant Technology Solutions Corp. Class A*	2,202	50,272
Google, Inc. Class A*	129	51,667

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA Market Grader Large Cap 100 Fund
September 30, 2008

Investments	Shares	Value

Software & Services—5.2% (continued)

Microsoft Corp.	2,193	$58,531

Total Software & Services		276,523

Technology Hardware & Equipment—10.9%
Amphenol Corp. Class A	1,273	51,098
Apple, Inc.*	408	46,373
Cisco Systems, Inc.*	2,500	56,400
Corning, Inc.	3,706	57,962
Dolby Laboratories, Inc. Class A*	1,392	48,984
EMC Corp.*	4,263	50,985
Flir Systems, Inc.*	1,613	61,971
Harris Corp.	1,203	55,579
Hewlett-Packard Co.	1,178	54,471
Research In Motion Ltd.*	566	38,658
Western Digital Corp.*	2,504	53,385

Total Technology Hardware & Equipment		575,866

Telecommunication Services—0.9%
NII Holdings, Inc.*	1,231	46,680

Utilities—4.1%
AES Corp.*	4,585	53,599
Dominion Resources, Inc.	1,334	57,069
Exelon Corp.	868	54,354
Questar Corp.	1,254	51,314

Total Utilities		216,336

Total Investments—100.6% (Cost $6,298,693)		5,332,250

Liabilities in Excess of Other Assets—(0.6)%		(30,578)

Net Assets—100.0%		$5,301,672

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
September 30, 2008

				SPA	SPA	SPA
	SPA	SPA	SPA	MarketGrader	MarketGrader	MarketGrader
	MarketGrader	MarketGrader	MarketGrader	Small Cap	Mid Cap	Large Cap
	40 Fund	100 Fund	200 Fund	100 Fund	100 Fund	100 Fund

ASSETS:
Investments at value:	$6,624,866	$3,530,940	$1,696,374	$1,791,695	$3,644,854	$5,332,250
Cash	—	29,766	40,037	39,672	30,859	18,988
Investment securities sold	—	19,229	—	—	—	—
Receivables:
Expense waivers due from Advisor	31,327	26,269	21,604	14,656	18,666	38,726
Dividends and interest receivables	1,093	3,687	984	1,177	2,723	2,851
Prepaid Offering Costs	1,568	2,228	2,256	1,383	2,127	2,662

Total Assets	6,658,854	3,612,119	1,761,255	1,848,583	3,699,229	5,395,477

LIABILITIES:
Payables:
Due to Custodian	41,955	—	—	—	—	—
Investment securities purchased	—	41,417	173	—	—	—
Advisory fees (Note 5)	19,198	13,678	7,264	7,274	11,414	18,975
Principal Financial Officer fees	3,405	2,458	1,777	1,657	2,161	3,546
Trustees fees	2,445	1,847	906	907	1,478	2,417
Other accrued expenses	62,654	45,865	32,857	28,048	37,710	68,867

Total Liabilities	129,657	105,265	42,977	37,886	52,763	93,805

NET ASSETS	$6,529,197	$3,506,854	$1,718,278	$1,810,697	$3,646,466	$5,301,672

NET ASSETS CONSIST OF:
Paid-in capital	8,302,951	4,643,106	2,489,362	2,458,929	4,573,151	6,948,585
Undistributed (distributions in excess of) net investment income	(29,701)	(28,666)	(28,745)	(28,858)	(28,390)	(29,860)
Net realized loss on investments	(500,291)	(461,504)	(461,564)	(379,734)	(381,068)	(650,610)
Net unrealized depreciation on investments	(1,243,762)	(646,082)	(280,775)	(239,640)	(517,227)	(966,443)

Net Assets	$6,529,197	$3,506,854	$1,718,278	$1,810,697	$3,646,466	$5,301,672

Shares outstanding (unlimited number of shares authorized, $0.01 par value)	401,000	200,600	100,600	100,600	200,600	300,600
Net asset value per share	$16.28	$17.48	$17.08	$18.00	$18.18	$17.64

Investments at cost	$7,868,628	$4,177,022	$1,977,149	$2,031,335	$4,162,081	$6,298,693

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period October 12, 2007* to September 30, 2008

				SPA	SPA	SPA
	SPA	SPA	SPA	MarketGrader	MarketGrader	MarketGrader
	MarketGrader	MarketGrader	MarketGrader	Small Cap	Mid Cap	Large Cap
	40 Fund	100 Fund	200 Fund	100 Fund	100 Fund	100 Fund

INVESTMENT INCOME:
Dividend income	$39,438	$33,549	$27,698	$20,450	$35,118	$44,904
Foreign withholding tax	(134)	(86)	(207)	(268)	(435)	(403)

Total Income	39,304	33,863	27,491	20,182	34,683	44,501

EXPENSES:
Professional fees	62,509	47,871	36,923	33,647	41,129	68,534
Offering costs (Note 4)	37,128	35,833	35,931	36,072	35,487	37,325
Advisory fees (Note 5)	32,847	24,646	18,463	16,952	21,513	35,441
Compliance expenses	24,200	20,830	19,006	17,763	19,451	28,771
Insurance expenses	9,683	9,565	9,566	9,565	9,565	9,565
Trustees fees	8,214	7,203	5,239	4,824	5,559	8,961
Printing fees	7,720	5,602	4,263	3,986	4,653	8,322
Administration & Accounting expenses	2,659	5,112	6,531	2,443	1,534	2,596
Sub-Advisory fees	1,721	1,382	1,213	1,093	1,244	1,963
Custody fees	409	382	263	262	243	452
Transfer Agent fees	2,310	2,310	2,310	2,310	2,310	2,310
Sub-Administration fees	2,294	1,843	1,617	1,457	1,659	2,617
Other expenses	3,797	3,831	3,784	3,350	4,511	4,139

Total Expenses	195,491	166,410	145,109	133,724	148,858	210,996

Less expense waivers (Note 5)	(65,507)	(59,572)	(54,431)	(47,377)	(51,852)	(72,658)

Net Expenses	129,984	106,838	90,678	86,347	97,006	138,338

Net Investment Loss	(90,680)	(73,375)	(63,187)	(66,165)	(62,323)	(93,837)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss	(501,362)	(363,209)	(480,249)	(379,920)	(381,068)	(650,610)
Net unrealized depreciation on investments	(1,243,762)	(646,082)	(280,775)	(239,640)	(517,227)	(966,443)

Net realized and unrealized loss on investments	(1,745,124)	(1,009,291)	(761,024)	(619,560)	(898,295)	(1,617,053)

Net decrease in net assets resulting from operations	$(1,835,804)	$(1,082,666)	$(824,211)	$(685,725)	$(960,618)	$(1,710,890)

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the Period October 12, 2007* to September 30, 2008

				SPA	SPA	SPA
	SPA	SPA	SPA	MarketGrader	MarketGrader	MarketGrader
	MarketGrader	MarketGrader	MarketGrader	Small Cap	Mid Cap	Large Cap
	40 Fund	100 Fund	200 Fund	100 Fund	100 Fund	100 Fund

OPERATIONS:
Net investment loss	$(90,680)	$(73,375)	$(63,187)	$(66,165)	$(62,323)	$(93,837)
Net realized loss on investments	(501,362)	(363,209)	(480,249)	(379,920)	(381,068)	(650,610)
Net unrealized depreciation on investments	(1,243,762)	(646,082)	(280,775)	(239,640)	(517,227)	(966,443)

Net decrease in net assets resulting from operations	(1,835,804)	(1,082,666)	(824,211)	(685,725)	(960,618)	(1,710,890)

SHAREHOLDER TRANSACTION:
Proceeds from shares issued	8,436,743	6,768,085	4,515,360	2,481,422	4,635,215	7,032,067
Cost of shares redeemed	—	(2,160,648)	(1,988,299)	—	—	—
Net income equalization	(96,742)	(32,917)	428	—	(43,131)	(34,505)

Net increase in net assets resulting from shares transactions	8,340,001	4,574,520	2,527,489	2,481,422	4,592,084	6,997,562

Increase in Net Assets	6,504,197	3,491,854	1,703,278	1,795,697	3,631,466	5,286,672

NET ASSETS:
Beginning of period	$25,000	$15,000	$15,000	$15,000	$15,000	$15,000
End of period	$6,529,197	$3,506,854	$1,718,278	$1,810,697	$3,646,466	$5,301,672
Undistributed (distributions in excess of) net investment loss included in net assets at end of period	$(29,701)	$(28,666)	$(28,745)	$(28,858)	$(28,390)	$(29,860)

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000	600	600	600	600	600
Shares issued	400,000	300,000	200,000	100,000	200,000	300,000
Shares redeemed	—	(100,000)	(100,000)	—	—	—

Shares outstanding, end of period	401,000	200,600	100,600	100,600	200,600	300,600

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For the Period October 12, 20071 through September 30, 2008

These financial highlights reflect selected per share data and ratios for a share outstanding of each Fund throughout the period.

				SPA	SPA	SPA
	SPA	SPA	SPA	MarketGrader	MarketGrader	MarketGrader
	MarketGrader	MarketGrader	MarketGrader	Small Cap	Mid Cap	Large Cap
	40 Fund	100 Fund	200 Fund	100 Fund	100 Fund	100 Fund

Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00

Net investment loss[2]	(0.45)	(0.49)	(0.58)	(0.66)	(0.50)	(0.45)
Net realized and unrealized loss on investments	(8.27)	(7.03)	(7.34)	(6.34)	(6.32)	(6.91)

Total from investment operations	(8.72)	(7.52)	(7.92)	(7.00)	(6.82)	(7.36)

Net asset value, end of period	$16.28	$17.48	$17.08	$18.00	$18.18	$17.64

Total Return[3]	(34.88)%	(30.08)%	(31.68)%	(28.00)%	(27.28)%	(29.44)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,529	$3,507	$1,718	$1,811	$3,646	$5,302
Ratio to average net assets of:
Expenses, net of expense waivers[4]	3.36%	3.68%	4.17%	4.33%	3.83%	3.32%
Expenses, prior to expense waivers[4]	5.06%	5.74%	6.68%	6.71%	5.88%	5.06%
Net investment loss, net of waivers[4]	(2.35)%	(2.53)%	(2.91)%	(3.32)%	(2.46)%	(2.25)%
Portfolio turnover rate[5]	279%	194%	105%	131%	139%	120%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4	Annualized.

5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1.	Organization

The SPA ETF Trust, (the “Trust”) was organized as a Delaware statutory trust on March 13, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and individually the “Fund”). Each Fund is a diversified fund under the Act. The Funds commenced operations on October 12, 2007.

The objectives of the Funds, (SPA MarketGrader 40, SPA MarketGrader 100, SPA MarketGrader 200, SPA MarketGrader Large Cap 100, SPA MarketGrader Mid Cap 100, and the SPA MarketGrader Small Cap 100) is to seek investment results that correspond generally to the performance, before the Funds’ fees and expenses, of an equity index on the MarketGrader 40 Index, MarketGrader 100 Index, MarketGrader 200 Index, MarketGrader Small Cap 100 Index, MarketGrader Mid Cap 100 Index, and the MarketGrader Large Cap 100 Index, respectively.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles (“GAAP”), requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal reporting period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation – The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchange are opened for trading as of the close of the regular trading session on the New York Stock Exchange, ordinarily 4:00 p.m. New York (Eastern) Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on a national securities exchange are valued based on their last sale price, or official closing price on the exchange or system which they are principally traded. Securities regularly traded in an over the counter market are valued at the last quoted sale price or, if no sale price is available at the mean between the most recently quoted bid and asked prices in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other investment securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board of Trustees (“the Board”). All investments presented in these financial statements have readily available market quotes.

Investment Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders – Each Fund’s shareholders are entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” The amount of distributions from net investment income and net realized gains are determined in accordance with federal tax guidelines which may differ from GAAP. Income dividends, if any are distributed to shareholders at least annually. Net capital gains are distributed at least annually.

Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses – Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Notes to Financial Statements (continued)

Equalization – All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder’s per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income or loss included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Risks and uncertainties – The Trust invests in various investments which are exposed to risk, such as investment risk. Due to the level of risk with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that, such changes could materially affect amounts reported in the financial statements. Please refer to the Prospectus for a complete description of risks associated with investing in the Trust.

3.	Total Return Information

Since shares of each Fund did not trade on the American Stock Exchange (the “AMEX”) until several days after each Fund’s inception, for the period from inception of each Fund (10/12/2007) to the first day of trading of shares of each Fund on the AMEX (10/17/2007), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

4.	Offering And Organizational Costs

SPA ETF, Inc. (the “Advisor”) has agreed to assume all organization and offering costs and expenses, in excess of $300,000, in order to limit each Fund’s operating expenses. The offering costs include: (a) legal fees pertaining to the Shares; (b) Securities and Exchange Commission (“SEC”) registration fees in respect of the Shares; and (c) initial fees paid for the Funds to be listed on the AMEX.

Costs incurred by the Trust were $230,000, which is being amortized over the first year of operating activities of the Trust.

5.	Advisory And Administrative Agreements

The Advisor provides investment management services to each Fund. Pursuant to an Investment Advisory Agreement the Advisor receives an advisory fee, of 0.85% per Fund, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. The Advisor has entered into a voluntary expense limitation agreement with the Trust pursuant to which the Advisor has agreed to limit all expenses of the Trust to 0.85% of the daily net assets, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) Organizational expenses; (iv) Printing and postage expenses in relation to filing regulatory reports such as Form N-Q, Semi Annual and Annual Reports; (v) exchange listing fees and (vi) any extraordinary expenses. For a period of five years subsequent to each Fund’s commencement of operations, the Advisor may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

Effective June 30, 2008, BNY Investment Advisors resigned as Sub-Advisors of the SPA ETF Trust. Esposito Securities serves as the Sub-Advisor of the SPA ETF Trust as of July 1, 2008. The sub-advisory fee, calculated as a percentage of the fund’s daily net assets, is paid by the Advisor.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. The custodian agreement with the Trust includes an allowance for earnings credits based on each Fund’s account balance. Earnings credits can be used only within the calendar year they are earned.

Notes to Financial Statements (continued)

For the period ended September 30, 2008, the Advisor and Custodian waived the following fees:

	Advisory Fees	Custodian
Fund	Waived	Credits	Total

SPA MarketGrader 40 Fund	(65,388)	(119)	(65,507)
SPA MarketGrader 100 Fund	(59,428)	(144)	(59,572)
SPA MarketGrader 200 Fund	(54,331)	(100)	(54,431)
SPA MarketGrader Small Cap 100 Fund	(47,264)	(113)	(47,377)
SPA MarketGrader Mid Cap 100 Fund	(51,799)	(53)	(51,852)
SPA MarketGrader Large Cap 100 Fund	(72,519)	(139)	(72,658)

Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Distribution Agreement

Foreside Fund Services LLC, serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. Neither FCS nor FMS has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Licensing Fee Agreements

The Advisor has entered into a licensing agreement for each Fund with MarketGrader.com Corporation (the “Licensor”). The trademarks are owned by the Licensor. These trademarks have been licensed to the Advisor for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor make no representation regarding the advisability of investing in any of the Funds.

6.	Capital Share Transactions

As of September 30, 2008, there were an unlimited number of $0.01 par value shares of beneficial interest authorized by the Trust. Each Fund issues and redeems shares at NAV in large blocks typically consisting of 100,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7.	Fair Value Measurement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (“FAS 157”). FAS 157 establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is

Notes to Financial Statements (continued)

effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. As a result of the adoption of FAS 157 there was no impact on the financial statements or the manner for which fair valued is determined. The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in the three broad levels as follows: Level 1—quoted prices in active markets for identical securities Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets carried at fair value:

	SPA MarketGrader		SPA MarketGrader		SPA MarketGrader
	40 Fund		100 Fund		200 Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation inputs	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*

Level 1—Quoted Prices	$6,624,866	$—	$3,530,940	$—	$1,696,374	$—
Level 2—Other Significant Observable Inputs	—	—	—	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—

Total	$6,624,866	$—	$3,530,940	$—	$1,696,374	$—

	SPA MarketGrader		SPA MarketGrader		SPA MarketGrader
	Small Cap Fund		Mid Cap Fund		Large Cap Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation inputs	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*

Level 1—Quoted Prices	$1,791,695	$—	$3,644,854	$—	$5,332,250	$—
Level 2—Other Significant Observable Inputs	—	—	—	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—

Total	$1,791,695	$—	$3,644,854	$—	$5,332,250	$—

*	Other financial investments include futures, forwards and swap contracts.

8.	Investment Transaction

The cost of purchases and the proceeds from sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended September 30, 2008 were as follows:

Fund	Purchases	Sales

SPA MarketGrader 40 Fund	$11,403,820	$11,305,022
SPA MarketGrader 100 Fund	5,917,764	5,739,829
SPA MarketGrader 200 Fund	2,357,570	2,357,273
SPA MarketGrader Small Cap 100 Fund	2,759,350	2,682,554
SPA MarketGrader Mid Cap 100 Fund	3,770,641	3,687,088
SPA MarketGrader Large Cap 100 Fund	5,395,882	5,381,814

Notes to Financial Statements (continued)

For the period ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions

SPA MarketGrader 40 Fund	$8,301,595	$—
SPA MarketGrader 100 Fund	6,632,734	(2,118,842)
SPA MarketGrader 200 Fund	4,486,535	(2,220,742)
SPA MarketGrader Small Cap 100 Fund	2,481,311	—
SPA MarketGrader Mid Cap 100 Fund	4,577,927	—
SPA MarketGrader Large Cap 100 Fund	6,999,337	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

9.	Trustees’ Fees

The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The interested Trustee does not receive any Trustees’ fees. Independent Trustees are compensated quarterly by the Trust. For the period ended September 30, 2008, total Trustees’ fees for the Trust was $40,000.

10.	Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

At September 30, 2008 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

SPA MarketGrader 40 Fund	$7,873,233	$93,698	$(1,342,065)	$(1,248,367)
SPA MarketGrader 100 Fund	4,181,927	72,814	(723,801)	(650,987)
SPA MarketGrader 200 Fund	1,980,298	30,269	(314,193)	(283,924)
SPA MarketGrader Small Cap 100 Fund	2,031,481	44,281	(284,067)	(239,786)
SPA MarketGrader Mid Cap 100 Fund	4,162,190	48,365	(565,701)	(517,336)
SPA MarketGrader Large Cap 100 Fund	6,299,227	32,242	(999,219)	(966,977)

At September 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Undistributed
	Capital and Other	Net Unrealized	Total Accumulated
Fund	Losses	Depreciation	Earnings/(Losses)

SPA MarketGrader 40 Fund	$(525,387)	$(1,248,367)	$(1,773,754)
SPA MarketGrader 100 Fund	(485,265)	(650,987)	(1,136,252)
SPA MarketGrader 200 Fund	(487,160)	(283,924)	(771,084)
SPA MarketGrader Small Cap 100 Fund	(408,446)	(239,786)	(648,232)
SPA MarketGrader Mid Cap 100 Fund	(409,349)	(517,336)	(926,685)
SPA MarketGrader Large Cap 100 Fund	(679,936)	(966,977)	(1,646,913)

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year.

Notes to Financial Statements (continued)

The following Funds incurred and elected to defer net capital losses as follows:

Fund	Post-October Losses

SPA MarketGrader 40 Fund	$495,686
SPA MarketGrader 100 Fund	456,599
SPA MarketGrader 200 Fund	458,415
SPA MarketGrader Small Cap 100 Fund	379,588
SPA MarketGrader Mid Cap 100 Fund	380,959
SPA MarketGrader Large Cap 100 Fund	650,076

At September 30, 2008, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

		Accumulated Net
	Undistributed Net	Realized Gain on
Fund	Investment Income	investments	Paid-in-Capital

SPA MarketGrader 40 Fund	$60,979	$1,071	$(62,050)
SPA MarketGrader 100 Fund	44,709	(98,295)	53,586
SPA MarketGrader 200 Fund	34,442	18,685	(53,127)
SPA MarketGrader Small Cap 100 Fund	37,307	186	(37,493)
SPA MarketGrader Mid Cap 100 Fund	33,933	—	(33,933)
SPA MarketGrader Large Cap 100 Fund	63,977	—	(63,977)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

11.	New Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In May, 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP in the United States (the GAAP hierarchy). SFAS 162 is effective 60 days following the Securities and Exchange Commission’s approval of the Public Company Accounting Oversight Board amendments to AU Section 411, the Meaning of Present Fairly in Conformity with Generally Accepted Accounting Principles. SFAS 162 is not anticipated to have an impact on the Trust’s financial Statements.

Notes to Financial Statements (concluded)

In September 2008, FASB issued FSB (FASB Staff Position) No. FAS 133-1 and Fin 45-4, Disclosures about Credit Derivatives and Certain Guarantees; An Amendment of FAS No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 (FSP 133-1). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
The SPA ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPA ETF Trust (the “Trust”), comprising respectively, SPA MarketGrader 40 Fund, SPA MarketGrader 100 Fund, SPA MarketGrader 200 Fund, SPA MarketGrader Small Cap 100 Fund, SPA MarketGrader Mid Cap 100 Fund, and SPA MarketGrader Large Cap 100 Fund, (the “Funds”), as of September 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period October 12, 2007 (commencement of operations) to September 30, 2008, These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the SPA ETF Trust as of September 30, 2008, the results of their operations, changes in its net assets and the financial highlights as described above in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, P.C.
New Brunswick, NJ
November 26, 2008

Board Approval of Sub-Advisory Agreements (Unaudited)

The Interim Sub-Advisory Agreement and Sub-Advisory Agreement, collectively the Sub-Advisory Agreements between Esposito and the Trust on behalf of each of the above-named Funds were approved by the Board, including all of the Trustees who are not parties to such agreement or interested persons of any such party, on June 24, 2008. The Board, including a majority of the independent trustees, determined that approval of the Sub-Advisory Agreements were in the best interests of each Fund. The Board, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Sub-Advisory Agreements for each Fund, the Board considered numerous factors, as described below.

Board Considerations

The Board discussed the materials provided to them prior to the meeting and reviewed the nature, quality and scope of the services provided to each Fund by Esposito. The Board also considered the fees charged under the Original Sub-Advisory Agreement and Interim Sub-Advisory Agreement and proposed to be charged under the Successor Sub-Advisory Agreement, and reviewed the comparative fee data previously provided to the Advisor. They also considered the information provided by Esposito regarding Esposito’s financial performance and profitability. The Board reviewed reports from third parties and Esposito about the foregoing factors. In considering the approval of the Successor Sub-Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the sub-advisory services previously provided by BNYIA to the Funds under the Original Sub-Advisory Agreement, the sub-advisory services proposed to be provided by Esposito to the Funds under the Interim Sub-Advisory Agreement and under the Successor Sub-Advisory Agreement, including financial information regarding Esposito and its affiliates, information describing Esposito’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds. The Board noted that while Esposito was a newly-registered investment advisor and that the Funds would be the first ETFs for which Esposito would serve as a sub-advisor, the personnel at Esposito (in their capacities as employees of Esposito Securities, a registered broker-dealer affiliated with Esposito), had extensive experience in the construction of creation and redemption of “baskets” for various ETFs. The Board also reviewed and considered the qualifications of the portfolio manager and other key personnel of Esposito who provide the investment sub-advisory services to each Fund. The Board determined that Esposito’s portfolio manager and key personnel are qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board noted that while Esposito was a newly-registered investment advisor, Esposito was sufficiently capitalized and had sufficient resources to provide the sub-advisory services to the Funds. The Board concluded that the overall quality of the sub-advisory services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisors

The Board determined that, given that Esposito would be a new sub-advisor for the Funds and that BNYIA had terminated its relationship with the Funds, the Funds’ prior performance was not applicable to the Board’s consideration of Esposito.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisors

The Board reviewed the proposed sub-advisory fees to be paid to Esposito by the Advisor under the Successor Sub-Advisory Agreement. The Board also reviewed a report prepared by the Advisor comparing the fees proposed by other potential sub-advisors considered by the Advisor. The Board noted that the fees payable to Esposito were lower than or comparable to the fees payable to the

Board Approval of Sub-Advisory Agreements (concluded) (Unaudited)

other potential sub-advisors considered by the Advisor or the sub-advisory fees currently charged by BNYIA for sub-advising other ETFs. The Board concluded that the proposed fees payable to Esposito were reasonable and satisfactory in light of the services to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Fund’s fee schedule under the Interim Sub-Advisory Agreement and the Successor Sub-Advisory Agreement. The Board noted that the Successor Sub-Advisory Agreement, unlike the Original Sub-Advisory Agreement and Interim Sub-Advisory Agreement, contained breakpoints at $100 million and $200 million. The Board also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of Advisor and Affiliates

With respect to the costs of services to be provided and profits to be realized by the Sub-Advisor, the Board considered the resources involved in managing each Fund as well as the financial information provided by Esposito. The Board noted that it was anticipated that Esposito Securities, an affiliate of Esposito, would likely handle a substantial portion of each Fund’s brokerage transactions. The Board reviewed information provided by Esposito and the Advisor as to the anticipated brokerage commissions to be charged to the Funds by Esposito Securities, as well as (a) the brokerage commissions previously paid by each Fund and (b) the brokerage commissions charged by Esposito Securities to other ETFs, and determined that the commissions proposed to be charged to the Funds by Esposito Securities were less than or equal to the brokerage commissions previously paid by each Fund and the brokerage commissions charged by Esposito Securities to other ETFs. Based on their review of the information they received, the Board concluded that the profits likely to be earned by Esposito and its affiliates were not excessive in light of the sub-advisory and other services provided to each Fund.

General Conclusion

After considering and weighing all of the above factors, the Board of the Trust concluded it would be in the best interest of each Fund and its shareholders to approve the Successor Sub-Advisory Agreement.

Shareholder Expense Examples (Unaudited)

As a shareholder of a SPA ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period April 1, 2008 to September 30, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Examples (concluded) (Unaudited)

			Annualized
			Expense Ratio	Expenses Paid**
	Beginning	Ending	Based on the	During the
	Account	Account	Period	Period
	Value	Value	April 1, 2008 to	April 1, 2008 to
	April 1, 2008	September 30, 2008	September 30, 2008	September 30, 2008

SPA MarketGrader 40
Actual	$1,000.00	$847.03	3.44%	$15.88
Hypothetical (5% return before expenses)	$1,000.00	$1,007.80	3.44%	$17.27

SPA MarketGrader 100
Actual	$1,000.00	$878.39	3.79%	$17.80
Hypothetical (5% return before expenses)	$1,000.00	$1,006.05	3.79%	$19.01

SPA MarketGrader 200
Actual	$1,000.00	$872.32	4.99%	$23.36
Hypothetical (5% return before expenses)	$1,000.00	$1,000.05	4.99%	$24.95

SPA MarketGrader Small Cap 100
Actual	$1,000.00	$930.71	4.73%	$22.83
Hypothetical (5% return before expenses)	$1,000.00	$1,001.35	4.73%	$23.67

SPA MarketGrader Mid Cap 100
Actual	$1,000.00	$889.00	3.85%	$18.18
Hypothetical (5% return before expenses)	$1,000.00	$1,005.75	3.85%	$19.31

SPA MarketGrader Large Cap 100
Actual	$1,000.00	$835.62	3.66%	$16.80
Hypothetical (5% return before expenses)	$1,000.00	$1,006.70	3.66%	$18.36

**	Expenses are equal to a Fund’s annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the one-half year period).

Supplemental Information (Unaudited)
Trustees and Officers

The Independent Trustees of the Trust or the Trustee who is affiliated with the Advisor and executive officer of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Advisor and any funds that have an advisor that is an affiliated person of the Advisor. The Trust’s Statement of Additional Information included additional information about the Trustees and is available, without change and upon request, by contacting the Trust at (212) 663-1595.

				Number of
		Term of		Portfolios
		Office and		in Fund	Other
Name, Address	Position(s)	Length of		Complex	Directorships
and Birth Year of	Held	Time	Principal Occupation(s)	Overseen by	Held by
Trustees*	with Trust	Served**	During Past 5 Years	Trustees	Trustees

Joseph Stefanelli Year of Birth: 1938	Trustee	Since 2007	Retired; formerly, served in various senior positions at the AMEX (1984-2002), and director of the Options Clearing Corporation (1995-2002).	6	Director of International Securities Exchange Holdings, Inc. (operator of securities markets) since May 2007
Robert Tull Year of Birth: 1952	Trustee	Since 2007	Managing Director at MacroMarkets, LLC (developer of financial products) (2005-present); Vice President of New Product Development and Executive Director of Exchange-Traded Fund Services at the AMEX (2000-2005); formerly served in various senior positions at Deutsche Bank (1996-2000) and Morgan Stanley (1982-1996).	6	None.
Antony Peter Drain*** Year of Birth: 1960	Trustee and President	Since 2007	Director, London & Capital Group Limited (since 1999) (affiliate of the Advisor); and the Advisor; formerly, Director of ie Group plc (financial services) (1997-1999).	6	None

*	The business address of each Trustee is c/o SPA ETF, Inc., Tower 49, 12 East 49th Street, New York 10017.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

***	Mr. Drain is an interested person of the Trust because of his position as a director of each of the Advisor and London & Capital Group Limited, which is affiliated with the Advisor.

Supplemental Information (Unaudited)
Trustees and Officers (continued)

The Trustee who is affiliated with the Advisor or affiliates of the Advisor and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Term of
Office and
Name, Address and	Position(s)	Length of
Birth Year of Independent	Held	Time	Principal Occupation(s)
Trustees*	with Trust	Served**	During Past 5 Years

Christopher Lanza Year of Birth: 1961	Chief Financial Officer and Treasurer	Since 2007	Director of Exchange-Traded Fund Services at Foreside Financial Group since October 2007; Mr. Lanza serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services; formerly served in various senior positions in accounting, treasurer and compliance services at Citigroup Global Fund Services (June 2004 – September 2007) and Mitsubishi Bank of California – Global Solutions (November 2000 – May 2004).

David M. Whitaker*** Year of Birth: 1971	Chief Compliance Officer	Since 2007	Counsel, Foreside Financial Group, since September 2007; Mr. Whitaker serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services; Managing Member, Beacon Fund Services, LLC (a financial services consulting firm) since April 2007; Vice President and Product Manager, Citigroup Fund Services, LLC April 2004 – April 2007; Counsel, PFPC, Inc.(a fund services company) 1999-2004.

*	The business address of each Officer is c/o SPA ETF, Inc., Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

***	As of November 19, 2008, Patrick Keniston became the CCO for the Funds.

Supplemental Information (concluded) (Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Funds’ proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2008 is available, without charge upon request, by calling (800)772-3831. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Change in Registered Public Accounting Firm

On November 19, 2008, the Board, upon the recommendation of the Audit Committee of the Board, determined not to retain Deloitte & Touche LLP and approved a change of the Trust’s independent auditors to WithumSmith+Brown, P.C. Deloitte & Touche LLP, served as the Trust’s independent auditor during the initial establishment and listing of the Funds. Deloitte & Touche LLP’s report on the Trust’s statement of assets and liabilities as of October 10, 2007 contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Investment Advisor	Sub-Advisor

SPA ETF, Inc.	Esposito Partners
Tower 49	300 Crescent Court
12 East 49th Street	Suite 650
New York, New York 10017	Dallas, Texas 75201

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York
Three Canal Plaza	101 Barclay Street
Suite 100	New York, New York 10286
Portland, Maine 04101
www.foresides.com

Custodian	Independent Registered Public Accounting Firm

The Bank of New York	WithumSmith+Brown, P.C.
101 Barclay Street	1 Spring Street
New York, New York 10286	New Brunswick, New Jersey 08901

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

This report is submitted for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by and effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

a 12 East 49th Street, New York, NY 10017 t (212) 663-1595 f (212) 688-2831

spa-etf.com

©2007 SPA ETFs Inc

Foreside Fund Services LLC, distributor to the SPA Exchange Traded Funds

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable
f). Attached
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, which of whom is an “independent” Trustee: Robert Tull. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:
2008: $48,000
2007: N/A

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the Registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:
2008: $12,000
2007: N/A
c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2008: N/A
2007: N/A
d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2008: $0
2007: $0
(e) Audit Committee Pre-Approval Policies and Procedures.
          (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from October 12, 2007 to September 30, 2008 were $0.
(h) Not Applicable
Item 5. Audit Committee of Listed Registrants.
Not Applicable
Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable
Item 11. Controls and Procedures.
(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Code of Ethics.
(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SPA ETF Trust

By:	/s/ Antony P Drain
Antony P. Drain, Principal Executive Officer
Date: November 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: SPA ETF Trust

By:	/s/ Antony P. Drain
Antony P. Drain, Principal Executive Officer
Date: November 25, 2008

By:	/s/ Christopher Lanza
Christopher Lanza, Principal Financial Officer
Date: November 25, 2008